RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2020
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 18 - RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31
	2020	2019

Salaries and related expenses	$27	$292
Stock-based compensation (Note 14A2 and Note 14A4)	60	231
Professional fees	47	66
IPR&D acquired as part of asset acquisition (Note 4A3)	8,157	-
Laboratory and materials	1,535	35
Patent expenses	-	51
Rent and maintenance	6	33
Liability for minimum royalty expenses (Note 9B)	-	-
Depreciation	28	30
Insurance and others	3	18
	$9,863	$756